Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories (Table)

	December 31, 2021	December 31, 2020
Bunkers	$1,187	$521
Lubricants	8,462	4,223
Stores	1,358	1,291
Victualling	403	281
Total	$11,410	$6,316